UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  1330 Avenue of the Americas, 26th Floor

	  New York, NY 10019

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Financial Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	August 13, 2009


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $187633 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
 ABOVENET INC			COM		 00374N107    11528   142359 SH	          SOLE		   142359        0        0
 AMERICAN ITALIAN PASTA Co-A	COM      	 027070101     5181   177730 SH           SOLE             177730        0        0
 AMR CORP			CALL		 001765906     2482   617300 SH  CALL	  SOLE		   617300	 0	  0
 ALLEGIANT TRAVEL CO		COM		 01748X102     7928   200000 SH           SOLE		   200000	 0	  0
 CONTINENTAL AIRLS INC		COM		 210795308     3544   400000 SH           SOLE		   400000	 0	  0
 AVIS BUDGET GROUP	        COM	         053774105     2824   499900 SH       	  SOLE             499900        0        0
 CF INDS HLDGS INC		COM	         125269100     9268   125000 SH       	  SOLE             125000        0        0
 DYNEGY INC DEL			COM	         26817G102     3405  1500000 SH       	  SOLE            1500000        0        0
 CALLAWAY GOLF CO	        COM		 131193104     2535   500000 SH       	  SOLE             500000        0        0
 ENERGY XXI (BERMUDA) LTD	COM	         100821088     1188  2300000 SH       	  SOLE            2300000        0        0
 FOREST LABS INC		COM	         345838106     2511   100000 SH           SOLE             100000        0        0
 INCYTE CORP 	 		NOTE 3.500% 2/11 45337CAE2     4546  6500000 PRN	  SOLE		  6500000	 0	  0
 MACQUARIE GLBL INFRA TOTL RE	COM 		 55608B105     7230  1759163 SH	 	  SOLE		  1759163	 0	  0
 MICROSOFT CORP			COM	         594918104     7131   300000 SH       	  SOLE             300000        0        0
 OLIN CORP			COM		 680665205     6837   575000 SH	  	  SOLE		   575000	 0	  0
 PHARMERICA CORP		COM		 71714F104     5889   300000 SH       	  SOLE 	           300000        0        0
 SPDR TR			PUT	         78462F953    22988   250000 SH  PUT	  SOLE		   250000	 0	  0
 SPDR SERIES TRUST		PUT		 78464A904    11084   400000 SH	 PUT	  SOLE		   400000	 0	  0
 SCHERING PLOUGH CORP		COM		 806605101    20096   800000 SH       	  SOLE 	           800000        0        0
 TEMPLE INLAND INC		COM		 879868107     5904   450000 SH   	  SOLE		   450000	 0	  0
 TERRA INDS INC			COM		 880915103     6055   250000 SH		  SOLE		   250000	 0	  0
 TEXTRON INC			COM		 883203101     3381   350000 SH		  SOLE		   350000	 0	  0
 UAL CORP			DBCV 5.00% 2/21  902549AE4     3811  9056000 PRN	  SOLE		  9056000	 0	  0
 BERKELEY W R CORP		COM		 084423102     6411   300000 SH		  SOLE		   300000	 0	  0
 WYETH 				COM		 983024100    11348   250000 SH		  SOLE		   250000	 0	  0
 YAHOO INC			CALL		 984332906    12528   800000 SH	 CALL	  SOLE		   800000	 0	  0
